Note 9 - Discontinued Operations	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of non-current assets held for sale and discontinued operations [text block]
NOTE 9.	DISCONTINUED OPERATIONS

On
August 19, 2020,
the board of directors of the Company approved a transaction in which TenSpot Pesa Limited, a wholly owned subsidiary at the time, was to be contributed to a subsidiary of NanoCred Cayman Company Limited (“Nanobank”) in exchange for the Group obtaining an ownership interest of
42%
in Nanobank. As part of the transaction, the Group agreed to transfer receivables due from TenSpot Pesa Limited to Nanobank. The transaction was completed on the same date. The business of TenSpot Pesa Limited and its subsidiaries represented the entirety of the Group's fintech operating segment at the time, comprising of apps in emerging markets that offered instant microloans to approved borrowers. Since TenSpot Pesa Limited and its subsidiaries represented a separate major line of business of the Group, it has been classified as a discontinued operation. The fintech segment is no
longer presented in the segment note. Because TenSpot Pesa Limited and its subsidiaries represented a business, the Group recognized the gain from loss of control as the difference between the fair value of the
42%
ownership interest in Nanobank obtained and the net carrying amount of equity in TenSpot Pesa Limited. The gain was presented as a component of the profit from discontinued operations. See Notes
13
and
26
for information on the Group's investment in Nanobank.

On
September 25, 2020,
the Group decided to terminate the retail operating segment under which the Group sold prepaid airtime and handsets. The retail segment was conducted in PT Inpesa Digital Teknologi and Opera Lifestyle,
two
wholly owned subsidiaries. The retail business was completely terminated prior to
December 31, 2020.
The retail operating segment represented a separate major line of business and was thus classified as a discontinued operation and is no
longer presented in the segment note.

The results of TenSpot Pesa Limited and its subsidiaries up until
August 19, 2020,
and the discontinued operations of PT Inpesa Digital Teknologi and Opera Lifestyle, are presented in the table below.

[US$ thousands]	Year ended December 31,
Discontinued operations	2018	2019	2020
Revenue	10,942	157,776	136,246
Expenses	(10,001)	(137,671)	(147,822)
Profit (loss) before income tax	941	20,105	(11,576)
Income tax (expense) benefit	-	(2,944)	1,950
Profit (loss) after income tax	941	17,161	(9,626)
Gain on sale of the subsidiary after income tax	-	-	151,368
Profit from discontinued operation	941	17,161	141,742

Exchange differences on translation of discontinued operations	(11)	(1,134)	(1,802)
Other comprehensive loss from discontinued operations	(11)	(1,134)	(1,802)

TenSpot Pesa Limited and its subsidiaries generated revenue from instant app-based microloans to customers in exchange for an origination fee that remained fixed regardless of any early repayment. The origination fee was compensation for the credit risk and time value of money. Additional fees in the form of interest accrued only if and after a loan was not
repaid by its due date. While loans to customers were classified as financial assets measured at fair value through profit or loss, changes in fair value were disaggregated into interest income and credit losses. Interest income, presented as revenue, was recognized when the interest was accrued based on the effective interest rate – the rate that at inception exactly discounts the estimated contractual future cash receipts through the expected life of the loans to the disbursed amount.

Revenue from the retail business was recognized when the contracted good or service was transferred to the customer, after which the Group did not
have any remaining obligations, except for a potential obligation to provide refunds to customers in some arrangements if certain criteria were met. This right of refund created variability in the transaction price. The amount of revenue recognized included variable consideration to which the Group expected to be entitled. Customers' right of refund did not
materially impact the amount of revenue recognized. The Group updated its estimates of refund liabilities (and the corresponding change in the transaction price) at the end of each reporting period.

The table below presents the calculation of the gain on loss of control over TenSpot Pesa Limited.

[US$ thousands]	As of August 19,
Gain on sale of fintech segment	2020
Fair value of shares in Nanobank	264,936

Carrying amount of net assets disposed of	(22,766)
Carrying amount of TenSpot Pesa Limited receivables transferred to Nanobank	(87,867)
Gain on sale before income tax and reclassification of foreign currency translation reserve	154,304
Reclassification of foreign currency translation reserve	(2,936)
Income tax expense on gain	-
Gain on sale after income tax	151,368

The table below provides a specification of the assets and liabilities disposed of.

[US$ thousands]	As of August 19,
Assets and liabilities of the fintech segment, as disposed of	2020
Furniture, fixtures and equipment	1,014
Non-current financial assets	566
Deferred tax assets	7,467
Trade receivables	1,377
Loans to customers	17,983
Other receivables	45,445
Prepayments	4,703
Cash and cash equivalents	38,957
Total assets	117,512

Non-current lease liabilities and other loans	8
Other non-current liabilities	4
Trade and other payables	6,376
Current lease liabilities and other loans	87,879
Income tax payable	246
Deferred revenue	17
Other current liabilities	457
Total liabilities	94,987

The table below presents the net cash flows incurred by TenSpot Pesa Limited, its subsidiaries, and the discontinued operations of PT Inpesa Digital Teknologi and Opera Lifestyle:

[US$ thousands]	Year ended December 31,
Net cash flows incurred by discontinued operations	2018	2019	2020
Net cash inflow from operating activities	(3,349)	(108,813)	65,806
Net cash inflow/(outflow) from investing activities	(227)	(507)	(576)
Net cash (outflow) from financing activities	5,963	125,675	(44,711)
Net cash (outflow)/inflow	2,387	16,354	20,518

As of
August 19, 2020,
TenSpot Pesa Limited and its subsidiaries had
US$39.3
million in cash and cash equivalents, which were derecognized by the Group when accounting for the loss of control.

The table below presents the basic and diluted earnings per share from discontinued operations.

[Net income per share and ADS in US$]	Year ended December 31,
Earnings per share from discontinued operations	2018	2019	2020

Basic net income from discontinued operations per share, US$	0.00	0.08	0.60
Diluted net income from discontinued operations per share, US$	0.00	0.07	0.60

Basic net income from discontinued operations per ADS, US$	0.01	0.15	1.21
Diluted net income from discontinued operations per ADS, US$	0.01	0.15	1.19